CHANGE IN ACCOUNTING POLICY (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting estimates [abstract]
Schedule of impact of the change in accounting policy
	Year ended December 31, 2018			Year ended December 31, 2017
Statement of Net (loss) income and Comprehensive (loss) income	New policy	Original policy	Impact of change	New policy	Original policy	Impact of change
Cost of goods sold	$19,690,162	$25,864,840	$(6,174,678)	$7,680,234	$9,017,787	$(1,337,553)
Amortization expensed to cost of sales	-	-	-	-	1,252,985	(1,252,985)
Gross profit, before the unrealized gain on changes in fair value of biological assets	25,954,981	19,780,303	6,174,678	13,017,530	10,426,992	2,590,538
Fair value changes in biological assets included in inventory sold	17,301,866	23,432,761	(6,130,895)	8,929,308	11,302,969	(2,373,661)
Unrealized gain on changes in fair value of biological assets	(27,840,156)	(40,145,729)	12,305,573	(19,891,851)	(24,856,050)	4,964,199
Gross profit	$36,493,271	$36,493,271	$-	$23,980,073	$23,980,073	$-

	Year ended December 31, 2018			Year ended December 31, 2017
Statement of Cash Flows	New policy	Original policy	Impact of change	New policy	Original policy	Impact of change
Operating Activities
Items not affecting cash:
Biological assets expensed to cost of sales	$17,301,866	$23,432,761	$(6,130,895)	$8,929,308	$11,302,969	$(2,373,661)
Unrealized gain on changes in fair value of biological assets	(27,840,156)	(40,145,729)	12,305,573	(19,891,851)	(24,856,050)	4,964,199
Changes in non-working capital
Inventory and biological assets	(13,857,744)	(7,683,066)	(6,174,678)	(3,529,771)	(939,233)	(2,590,538)
Cash flow used in operating activities	$(20,446,751)	$(20,446,751)	$-	$(501,546)	$(501,546)	$-